OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
OTHER INTANGIBLE ASSETS
Schedule of net book value of other intangible assets

		Right to	Billing and			Cost-to-
		use radio	other		Numbering	obtain
	Licenses	frequencies	software	Client base	capacity	contracts	Other	Total
Useful life, years	1 to 20	1 to 15	1 to 25	4 to 31	2 to 15	2 to 5	1 to 10
Cost
January 1, 2016	28,490	9,326	93,134	7,537	3,208	—	9,767	151,462
Additions	3,382	245	27,658	—	65	—	232	31,582
Arising on business combinations (Note 5)	323	—	—	—	—	—	—	323
Disposal of UMS (Note 10)	—	—	(1,891)	—	—	—	(3,687)	(5,578)
Disposal	(2)	(582)	(10,509)	(164)	(160)	—	(2,842)	(14,259)
Other	44	(40)	(87)	—	(4)	—	(40)	(127)
Foreign exchange differences	(5,101)	—	(3,763)	—	(39)	—	(1,187)	(10,090)
December 31, 2016	27,136	8,949	104,542	7,373	3,070	—	2,243	153,313
Additions	1,647	13	24,686	—	12	—	219	26,577
Arising on business combinations (Note 5)	260	—	163	—	—	—	150	573
Disposal	(93)	(1,112)	(8,429)	(50)	(158)	—	(166)	(10,008)
Other	(2)	1	(6)	—	—	—	57	50
Foreign exchange differences	(1,207)	—	(980)	—	(9)	—	(23)	(2,219)
December 31, 2017	27,741	7,851	119,976	7,323	2,915	—	2,480	168,286
Additions	7,479	19	20,884	—	10	3,961	401	32,754
Arising on business combinations (Note 5)	—	—	3,021	1,530	1	—	909	5,461
Effect on adoption of IFRS 15 (Note 7)	—	—	—	—	—	19,197		19,197
Impairment	—	—	(168)	—	—	—	(20)	(188)
Disposal	(223)	(1,223)	(8,215)	(63)	(82)	—	(198)	(10,004)
Other	—	1	89	—	—	—	(46)	44
Foreign exchange differences	4,630	—	2,977	—	22	202	80	7,913
December 31, 2018	39,627	6,648	138,564	8,790	2,866	23,360	3,606	223,463
Accumulated amortisation and impairment
January 1, 2016	(9,873)	(4,261)	(50,557)	(3,619)	(2,996)	—	(5,560)	(76,866)
Charge for the year	(2,092)	(1,170)	(18,002)	(620)	(46)	—	(1,389)	(23,319)
Disposal of UMS (Note 10)	—	—	494	—	—	—	2,162	2,656
Disposal	2	582	10,193	164	160	—	2,836	13,937
Other	(7)	20	43	—	(13)	—	(42)	1
Foreign exchange differences	2,007	—	2,697	—	34	—	668	5,406
December 31, 2016	(9,963)	(4,829)	(55,132)	(4,075)	(2,861)	—	(1,325)	(78,185)
Charge for the year	(2,180)	(1,042)	(17,614)	(616)	(57)	—	(224)	(21,733)
Impairment	—	—	(148)	—	—	—	—	(148)
Disposal	92	1,108	8,345	50	158	—	157	9,910
Other	—	2	(17)	—	(4)	—	(31)	(50)
Foreign exchange differences	570	—	726	—	8	—	13	1,317
December 31, 2017	(11,481)	(4,761)	(63,840)	(4,641)	(2,756)	—	(1,410)	(88,889)
Charge for the year	(2,711)	(796)	(20,941)	(680)	(57)	(3,876)	(427)	(29,488)
Arising on business combinations	—	—	(1,785)	—	—	—	—	(1,785)
Effect on adoption of IFRS 15 (Note 7)	—	—	—	—	—	(12,368)	—	(12,368)
Effect on assets impairment	—	—	44	—	—	—	6	50
Disposal	193	971	7,994	63	82	—	180	9,483
Other	—	—	(70)	—	—	—	26	(44)
Foreign exchange differences	(2,114)	—	(2,187)	—	(21)	(99)	(37)	(4,458)
December 31, 2018	(16,113)	(4,586)	(80,785)	(5,258)	(2,752)	(16,343)	(1,662)	(127,499)
Net book value
January 1, 2016	18,617	5,065	42,577	3,918	212	—	4,207	74,596
December 31, 2016	17,173	4,120	49,410	3,298	209	—	918	75,128
December 31, 2017	16,260	3,090	56,136	2,682	159	—	1,070	79,397
December 31, 2018	23,514	2,062	57,779	3,532	114	7,017	1,944	95,962